Convertible Preferred Stock and Stockholders' Equity - The activity for stock subject to vesting (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Shared subject to vesting
Balance at end of period, unvested shares (in shares)	459,000
Restricted Stock Agreements
Shared subject to vesting
Balance at beginning of period, unvested shares (in shares)	4,575,313
Vested (in shares)	(4,301,000)
Balance at end of period, unvested shares (in shares)	274,467
Weighted Average Grant Date Fair Value
Balance at beginning of Period, unvested shares (in dollars per share) | $ / shares	$ 0.0010
Vested (in dollars per share) | $ / shares	0.0010
Balance at end of Period, unvested shares (in dollars per share) | $ / shares	$ 0.0010